ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Business

Eshallgo Inc (“Eshallgo” or the “Company”), through its wholly-owned subsidiaries and entities controlled through contractual arrangements, is engaged in the business of sales and leasing of office equipment, and related maintenance services in the People’s Republic of China (“PRC”).

Organization

Eshallgo Inc was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on June 16, 2021.

Eshallgo Inc owns 100% of the equity interests of Junzhang Monarch Limited (“Eshallgo HK”), a limited liability company formed under the laws of Hong Kong on June 30, 2021.

On July 22, 2021, Shanghai Eshallgo Enterprise Development (Group) Co. (“Eshallgo WFOE”) was incorporated pursuant to PRC laws as a wholly foreign owned enterprise of Eshallgo HK.

On April 1, 2025, ESHALLGO USA, INC. (“Eshallgo USA”) was incorporated in the State of California, it is a subsidiary which owned 75% by Eshallgo and 25% by Eshallgo WFOE. Eshallgo USA commenced active business operation in March 2026.

Eshallgo and Eshallgo HK are currently not engaging in any active business operations and merely acting as holding companies.

Prior to the reorganization described below, Mr. Zhidan Mao, the chairman of the board of directors, and his close family members, were the controlling shareholders of the following entities: (1) Junzhang Digital Technology (Shanghai) Co., Ltd. (“Junzhang Shanghai”), formed in Shanghai City, China on April 23, 2015; (2) Junzhang Digital Technology (Beijing) Co., Ltd. (“Junzhang Beijing”), formed in Beijing City, China on June 9, 2021. Junzhang Shanghai and Junzhang Beijing were all formed as limited liability companies pursuant to PRC laws. Junzhang Shanghai and Junzhang Beijing are primarily engaged in the business of providing customers a comprehensive range of office equipment solution services in the PRC. Junzhang Shanghai has one wholly-owned subsidiary and twenty other subsidiaries with 55% majority ownership, located across China. Junzhang Shanghai and its subsidiaries and Junzhang Beijing are collectively referred to as the “Eshallgo Operating Companies” below.

Upon the completion of the Reorganization as disclosed below, the Company has subsidiaries in countries and jurisdictions in Cayman Islands, Hong Kong, and the PRC. Details of the subsidiaries of the Company as of March 31, 2026 were set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Eshallgo Inc	June 16, 2021	Cayman Islands	Parent, 100%	Investment holding

Junzhang Monarch Limited	June 30, 2021	Hong Kong	100%	Investment holding

ESHALLGO USA, INC.	April 1, 2025	The United States	100%	Sale, leasing, and maintenance of office equipment

Shanghai Eshallgo Enterprise Development (Group) Co., Ltd.	July 22, 2021	Shanghai, PRC	100%	WFOE, Investment holding Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Shanghai) Co., Ltd.	April 23, 2015	Shanghai, PRC	VIE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Beijing) Co., Ltd.	June 9, 2021	Beijing, PRC	VIE	Sale, leasing, and maintenance of office equipment

Shanghai Lixin Office Equipment Co., Ltd. (“Lixin”)	September 5, 2008	Shanghai, PRC	100% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

ESHALLGO Office Supplies (Shanghai) Co., Ltd. (“Shanghai”)	October 30, 2015	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Changchun ESHALLGO Information Technology Co, Ltd. (“Changchun”)	March 10, 2016	Changchun, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment
	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities

Shijiazhuang ESHALLGO Information Technology Co, Ltd. (“Shijiazhuang”)	February 26, 2016	Shijiazhuang, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Guangzhou ESHALLGO Office Equipment Leasing Co., Ltd. (“Guangzhou”)	July 12, 2016	Guangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Tianjin ESHALLGO Office Equipment Leasing Co., Ltd. (“Tianjin”)	December 6, 2016	Tianjin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Ningbo Haishu ESHALLGO Junzhang Digital Technology Co., Ltd. (“Ningbo”)	October 19, 2016	Ningbo, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Zhengzhou Junzhang Office Equipment Co., Ltd. (“Zhengzhou”)	October 30, 2017	Zhengzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chengdu Junzhang digital Technology Co., Ltd. (“Chengdu”)	August 15, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hefei Junzhang EESHALLGO Digital Products Co., Ltd. (“Hefei”)	July 27, 2017	Hefei, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chongqing ESHALLGO Office Equipment Co., Ltd. (“Chongqing”)	December 30, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Beijing ESHALLGO Technology Development Co., Ltd. (“Beijing”)	March 28, 2016	Beijing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Harbin ESHALLGO Information Technology Co., Ltd. (“Harbin”)	April 5, 2016	Harbin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Xi’an ESHALLGO Information Technology Co., Ltd. (“Xi’an”)	March 22, 2017	Xi’an, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shenzhen ESHALLGO Information Technology Co., Ltd.(“Shenzhen”)	August 19, 2016	Shenzhen, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shanghai Changyun Industrial Development Co., Ltd. (“Changyun”)	December 29, 2020	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hangzhou ESHALLGO Information Technology Co., Ltd. (“Hangzhou”)	January 22, 2016	Hangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Kunming ESHALLGO Information Technology Co., Ltd. (“Kunming”)	January 12, 2017	Kunming, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qingdao ESHALLGO Information Technology Co., Ltd. (“Qingdao”)	March 29, 2016	Qingdao, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qinghai ESHALLGO Information Technology Co., Ltd. (“Qinghai”)	June 21, 2018	Qinghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Nanjing) Co., Ltd. (“Nanjing”)˄	May 12, 2021	Nanjing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Suzhou) Co., Ltd. (“Su Zhou”)	March 11, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Changzhou) Co., Ltd. (“Changzhou”)	June 9, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Zibo ESHALLGO Information Technology Co., Ltd. (“Zibo”)	July 25, 2022	Shandong, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

˄:	the entity was dissolved on October 15, 2024.

Reorganization

A reorganization of the Company’s legal structure (“Reorganization”) was completed on December 3, 2021. The Reorganization involved the formation of Eshallgo, Eshallgo HK and Eshallgo WFOE, and signing of certain contractual arrangements between Eshallgo WFOE, the shareholders of the Eshallgo Operating Companies. Consequently, the Company became the ultimate holding company of Eshallgo HK, Eshallgo WFOE, Junzhang Shanghai, and Junzhang Beijing.

On July 30, 2021, Eshallgo WFOE entered into a series of contractual arrangements with the shareholders of Junzhang Beijing. On December 3, 2021, Eshallgo WFOE entered into a series of contractual arrangements with the shareholders of Junzhang Shanghai. These agreements include Equity Interest Pledge Agreements, an Exclusive Business Cooperation Agreement, Exclusive Option Agreements, Powers of Attorney, and Spouse Consents (collectively the “VIE Agreements”). Pursuant to these VIE Agreements, Eshallgo WFOE has the exclusive right to provide to the Eshallgo Operating Companies consulting services related to business operations including technical and management consulting services. The VIE agreements are designed to render WFOE as the primary beneficiary of and entitle Eshallgo of rights to consolidate Junzhang Beijing and Junzhang Shanghai for accounting purposes. As a result of the Company’s direct ownership in Eshallgo WFOE and signing of these VIE Agreements, the Company believes that the Eshallgo Operating Companies should be treated as Variable Interest Entities (“VIEs”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation and the Company believes it’s regarded as the primary beneficiary of the VIEs. The Company believes treat the VIEs as the Company’s consolidated entities under ASC 810.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost.

The VIE contractual arrangements

The Company’s main operating entities, Junzhang Shanghai and its subsidiaries and Junzhang Beijing (or the “Eshallgo Operating Companies” as referred above), are controlled through contractual arrangements by the Company.

Eshallgo WFOE has entered into the following arrangements with its VIEs

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement entered into among Eshallgo WFOE, Junzhang Beijing/Junzhang Shanghai and the shareholders of Junzhang Beijing/Junzhang Shanghai, respectively, the shareholders of Junzhang Beijing/Junzhang Shanghai pledged all of their equity interests in Junzhang Beijing/Junzhang Shanghai to Eshallgo WFOE to guarantee Junzhang Beijing or Junzhang Shanghai’s obligations under the contractual arrangements including the exclusive business cooperation agreement, the exclusive option agreement and the shareholders’ power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by Eshallgo WFOE in enforcing such obligations of Junzhang Beijing, Junzhang Shanghai, or their shareholders. In the event of default defined therein, upon written notice to the shareholders of Junzhang Beijing or Junzhang Shanghai, Eshallgo WFOE, as pledgee, will have the right to dispose of the pledged equity interests in Junzhang Beijing or Junzhang Shanghai and priority in receiving the proceeds from such disposition. The shareholders of Junzhang Beijing or Junzhang Shanghai agree that, without Eshallgo WFOE’s prior written approval, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The pledge shall become effective on such date when the pledge of the equity interest contemplated in the equity interest pledge agreement is registered appropriately, and the pledge shall remain effective until all contractual obligations have been fully performed and all secured indebtedness have been fully paid. The shareholders, Junzhang Beijing and Junzhang Shanghai shall not have any right to terminate this agreement in any event unless otherwise required by PRC laws.

Exclusive Business Cooperation Agreement

Eshallgo WFOE and Junzhang Beijing, and Eshallgo WFOE and Junzhang Shanghai entered into exclusive business cooperation agreements, pursuant to which Eshallgo WFOE has the exclusive right to provide to Junzhang Beijing or Junzhang Shanghai technical support, consulting services and other services related to, among other things, design and development, operation maintenance, product consulting, and management and marketing consulting. Eshallgo WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Junzhang Beijing and Junzhang Shanghai agree to pay Eshallgo WFOE service fees at an amount as determined by Eshallgo WFOE. This agreement will remain effective upon execution, and unless terminated in accordance with the provisions of this agreement or terminated in writing by Eshallgo WFOE. Junzhang Beijing and Junzhang Shanghai shall not have any right to terminate this agreement in any event unless otherwise required by PRC laws. On July 30, 2021 and December 3, 2021, WFOE executed a supplementary agreement to the Exclusive Business Cooperation Agreement with Junzhang Beijing and Junzhang Shanghai, respectively, which amended the “services fee” to be VIEs’ net income, which is pretax income after deducting relevant costs and reasonable expenses.

Exclusive Option Agreement

Eshallgo WFOE, Junzhang Beijing and each of the shareholders of Junzhang Beijing, Junzhang Shanghai and each of the shareholders of Junzhang Shanghai have entered into exclusive option agreements, pursuant to which each of the shareholders of Junzhang Beijing and Junzhang Shanghai irrevocably granted Eshallgo WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in Junzhang Beijing and Junzhang Shanghai, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of Junzhang Beijing and Junzhang Shanghai undertake that, without the prior written consent of Eshallgo WFOE, they may not increase or decrease the registered capital or change its structure of registered capital in other manners, dispose of its assets or beneficial interest in the material business or allow the encumbrance thereon of any security interest, incur any debts or guarantee liabilities, enter into any material purchase agreements, enter into any merger, acquisition or investments, amend its articles of association, distribute dividends to any of the shareholders or provide any loans to third parties. The exclusive option agreement will remain effective until all equity interests in Junzhang Beijing or Junzhang Shanghai held by the shareholders of Junzhang Beijing and Junzhang Shanghai are transferred or assigned to Eshallgo WFOE Cor its designated person(s). The shareholders of Junzhang Beijing and Junzhang Shanghai shall not have any right to terminate this agreement in any event unless otherwise required by PRC laws.

Shareholders’ Power of Attorney

Under each Power of Attorney, each Shareholder authorizes Eshallgo WFOE to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including but not limited to: (a) the attendance of the shareholder’s meeting; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the PRC laws and the Articles of Association of QQJ Network, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director and/or director, supervisor, general manager and other senior management members of Junzhang Beijing and Junzhang Shanghai.

Each of the Powers of Attorney shall be irrevocable and continuously valid from the date of its execution, and shall remain effective so long as the relevant Shareholder is a shareholder of Junzhang Beijing and Junzhang Shanghai.

Spousal Consent Letters

The spouses of the Shareholders of Junzhang Beijing and Junzhang Shanghai have each signed a spousal consent letter, pursuant to which, the signing spouse unconditionally and irrevocably has agreed to the execution by his or her spouse of the above-mentioned Equity Interest Pledge Agreement, Exclusive Option Agreement and Power of Attorney, and that his or her spouse may perform, amend or terminate such agreements without his or her consent. In addition, in the event that the spouse obtains any equity interest in Junzhang Beijing and Junzhang Shanghai held by his or her spouse for any reason, he or she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by his or her spouse, as may be amended from time to time.

A VIE is an entity which has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE, because it met the condition under accounting principles generally accepted in the United States of America (“U.S. GAAP”) to consolidate the VIE.

Eshallgo WFOE is deemed to have a controlling financial interest in and be the primary beneficiary of the Eshallgo Operating Companies because it has both of the following characteristics:

●	The power to direct activities of the Eshallgo Operating Companies that most significantly impact such entities’ economic performance, and

●	The obligation to absorb losses of, and the right to receive benefits from, the Eshallgo Operating Companies that could potentially be significant to such entities.

Pursuant to these contractual arrangements, the Eshallgo Operating Companies shall pay service fees equal to all of their net profit after tax payments to Eshallgo WFOE. Accordingly, Eshallgo WFOE has the right to receive substantially all of the Eshallgo Operating Companies’ economic benefits for accounting purposes. Such contractual arrangements are designed so that the operations of the Eshallgo Operating Companies are solely for the benefit of Eshallgo WFOE and ultimately, the Company, and therefore the Company must consolidate the Eshallgo Operating Companies under U.S. GAAP.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with the VIEs and the shareholders of the VIEs are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and the VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and the VIEs;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and the VIEs may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and the VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its office equipment solution service businesses may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exercise its rights as the primary beneficiary over the VIEs and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries and the VIEs. The Company and Eshallgo HK are essentially holding companies and do not have active operations through March 31, 2026. As a result, total assets and liabilities presented on the consolidated balance sheets and revenue, expenses, and net loss presented on the consolidated statement of (loss) income and comprehensive loss as well as the cash flows from operating, investing and financing activities presented on the consolidated statement of cash flows are substantially the financial position, operating results and cash flow of Eshallgo WFOE and its subsidiaries and the VIEs and VIE’s subsidiaries. The Company has not provided any financial support to the VIEs for the years ended March 31, 2026, 2025 and 2024.

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	March 31,	March 31,
	2026	2025
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$3,525,903	$3,745,251
Restricted cash	145	138
Short-term investments	1,311,939	3,093,976
Accounts receivable, net	3,975,778	3,809,698
Accounts receivable - related parties	24,124	245,492
Advance to vendors, net	2,272,753	1,289,198
Advance to vendors - related parties	121,513	50
Inventories, net	1,593,649	1,584,425
Due from related parties	1,005,624	1,240,828
Long-term accounts receivable, net - current portion	-	82,681
Long-term other receivable, net - current portion	-	89,050
Finance receivables, net	58,657	70,801
Prepaid expenses and other current assets, net	1,848,517	1,112,065
TOTAL CURRENT ASSETS	15,738,602	16,363,653

Property and equipment, net	279,928	352,212
Right-of-use assets, net	78,250	104,390
Deferred tax assets, net	6,989	5,613
Long-term receivable - other receivable, net - non-current portion	375,228	591,803
Finance receivables, net	41,077	46,852
Other non-current assets, net	-	374,201
TOTAL NONCURRENT ASSETS	781,472	1,475,071
TOTAL ASSETS	$16,520,074	$17,838,724

LIABILITIES

CURRENT LIABILITIES:
Short-term bank loan	$179,611	$137,781
Accounts payable	798,628	787,746
Accounts payable - related parties	79,938	140,261
Deferred revenue	1,072,663	876,905
Payroll payable	288,746	223,035
Taxes payable	260,600	251,185
Due to related parties	102,639	121,825
Accrued expenses and other current liabilities	109,460	90,676
Operating lease liabilities - current portion	187,325	150,615
TOTAL CURRENT LIABILITIES	3,079,610	2,780,029

Deferred tax liabilities	5,971	6,413
Operating lease liabilities - non-current portion	27,222	64,797
TOTAL NONCURRENT LIABILITY	33,193	71,210
TOTAL LIABILITIES	$3,112,803	$2,851,239

	For the Years Ended
	March 31,
	2026	2025	2024
Net revenue	$13,581,528	$12,233,829	$16,963,957
Net (loss) income	$(2,355,330)	$(1,422,561)	$850,176

	For the Years Ended
	March 31,
	2026	2025	2024
Net cash (used in) provided by operating activities	$(2,315,443)	$1,501,559	$2,225,194
Net cash provided by (used in) investing activities	1,567,096	(3,345,406)	(1,563,434)
Net cash provided by financing activities	348,083	273,659	36,924
Effect of exchange rate change on cash, cash equivalents and restricted cash	180,923	5,333	(245,000)
Net (decrease) increase in cash, cash equivalents and restricted cash	(219,341)	(1,564,855)	453,684
Cash, cash equivalents and restricted cash, beginning of year	3,745,389	5,310,244	4,856,560
Cash, cash equivalents and restricted cash, end of year	$3,526,048	$3,745,389	$5,310,244